Significant Accounting Policies (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Dec. 11, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Provision percentage of sales upon level of deductions				11.00%	8.00%
Allowance for doubtful accounts and returns and deductions		$ 1,191,552		$ 1,236,497	$ 1,603,069
Bad debt expense		$ 55,309	$ 85,598	1,078,302	744,863
Cash, FDIC insured amount				250,000
Inventory exchanged during period				836,886
Prepaid media spend				1,500,000
Advertising and marketing expenses				14,488,125	6,123,049
Impairment of goodwill				0	0
Purchase price to acquire assets and liabilities					$ 1,511,900
Intangible assets, purchase adjustments				113,237
Impairment of intangible assets				$ 0
Anti-dilutive securities		21,291,618		10,997,500	0
Percentage of savings required to be paid to the seller		85.00%		85.00%
Unrecognized tax benefits		$ 0		$ 0
TRA liabilities		$ 0		$ 0
Revenue practical expedient, incremental cost of obtaining contract [true/false]		false
Remaining performance obligation, expected timing of satisfaction, period		1 year
Trade Names [Member]
Property, Plant and Equipment [Line Items]
Amortization period of intangible assets				20 years
Tax Receivable Agreement [Member]
Property, Plant and Equipment [Line Items]
Percentage of savings required to be paid to the seller		85.00%		85.00%
Kalahari Brands, Inc [Member] | Asset Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Purchase price to acquire assets and liabilities	$ 5,867,344
Maximum [Member]
Property, Plant and Equipment [Line Items]
Contract with customers payment terms		60 days		60 days
Minimum [Member]
Property, Plant and Equipment [Line Items]
Contract with customers payment terms		30 days